Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.8%
Alabama Federal Aid Highway Finance
Authority
Series 2015, RB, 5.00%, 09/01/24 ...... USD 250 $ 250,363
Series A, RB, 5.00%, 09/01/24 ......... 260 260,410
Series B, RB, 5.00%, 09/01/24 ......... 535 535,844
Series 2015, RB, 5.00%, 09/01/26 ...... 1,010 1,011,465
Series 2015, RB, 5.00%, 09/01/30 ...... 500 500,725
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/24 ..... 385 386,851
City of Huntsville, Series 2014A, GO,
5.00%, 08/01/24 ................. 80 80,000
State of Alabama
Series 2014A, GO, 5.00%, 08/01/24 ..... 285 285,000
Series 2016C, GO, 5.00%, 08/01/24 ..... 125 125,000
Series 2016A, GO, 5.00%,  11/01/24 ..... 185 185,890
3,621,548
Alaska — 0.2%
State of Alaska
Series 2006B, GO, 5.00%, 08/01/24 ..... 515 515,000
Series 2015B, GO, 5.00%, 08/01/24 ..... 435 435,000
950,000
Arizona — 0.6%
Arizona Water Infrastructure Finance Authority,
Series 2014A, RB, 5.00%, 10/01/24 ..... 1,560 1,564,697
State of Arizona
Series 2015, COP, 5.00%, 09/01/24 ..... 110 110,165
Series 2015, COP, 5.00%, 09/01/24 ..... 465 465,734
COP, 5.00%, 10/01/24 .............. 190 190,618
2,331,214
California — 21.9%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/24 ................. 100 100,079
Allan Hancock Joint Community College District
Series 2014, GO, 5.00%, 08/01/24 ...... 230 230,000
Series 2014, GO, 5.00%, 08/01/24 ...... 10 10,000
Bay Area Toll Authority
(a)
Series 2007D-2, RB, VRDN ( Bank of
America NA LOC), 2.82%, 08/01/24 ... 5,100 5,100,000
Series 2024H, RB, VRDN (Bank of America
NA LOC), 3.90%, 07/31/24 ......... 3,000 3,000,000
Beverly Hills Unified School District
Series 2009, GO, 0.00%, 08/01/24
(b)
..... 725 725,000
Series 2017, GO, 4.00%, 08/01/24 ...... 110 110,000
Series B, GO, 5.00%, 08/01/24 ........ 665 665,000
California Educational Facilities Authority,
Series 1999, RB, 0.00%, 10/01/24
(AMBAC)
(b)
.................... 160 159,117
California Health Facilities Financing Authority,
Series 2017A, RB, 5.00%, 11/15/24 ..... 135 135,752
California Infrastructure & Economic
Development Bank
Series 2015A, RB, 5.00%, 10/01/24 ..... 355 356,178
Series 2016, RB, 5.00%,  10/01/24 ...... 400 401,446
Series 2017, RB, 5.00%, 10/01/24 ...... 155 155,560
California State Public Works Board
Series 2022A, RB, 5.00%, 08/01/24 ..... 500 500,000
Series 2014A, RB, 5.00%, 09/01/24 ..... 250 250,421
Series D, RB, 5.00%, 09/01/24 ......... 325 325,548
Series 2014B, RB, 5.00%, 10/01/24 ..... 210 210,713
Series B, RB, 5.00%, 10/01/24 ......... 455 456,545
Security
Par (000)
Par (000) Value
California (continued)
Series B, RB, 5.00%, 10/01/24 ......... USD 30 $ 30,100
Series 2019C, RB, 5.00%, 11/01/24 ..... 170 170,872
Series 2020D, RB, 5.00%, 11/01/24 ..... 520 522,668
Series 2023B, RB, 5.00%, 12/01/24 ..... 315 317,171
Series H, RB, 5.00%, 12/01/24 ......... 90 90,620
California State University
Series 2015A, RB, 4.00%, 11/01/24 ..... 75 75,185
Series 2016A, RB, 4.00%, 11/01/24 ..... 150 150,370
Series 2014A, RB, 5.00%, 11/01/24 ..... 80 80,394
Series 2015A, RB, 5.00%, 11/01/24 ..... 180 180,887
Series 2016A, RB, 5.00%, 11/01/24 ..... 355 356,750
Series 2017A, RB, 5.00%, 11/01/24 ..... 420 422,060
Series 2020A, RB, 5.00%, 11/01/24 ..... 140 140,690
Series 2021A, RB, 5.00%, 11/01/24 ..... 355 356,750
Series 2014A, RB, 5.00%, 11/01/29 ..... 815 819,088
Series 2014A, RB, 5.00%, 11/01/32 ..... 300 301,505
Series 2014A, RB, 5.00%, 11/01/34 ..... 40 40,201
Series 2014A, RB, 5.00%, 11/01/39 ..... 440 442,207
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/24
(b)
........ 125 125,000
City of San Francisco
Series B, RB, 3.00%, 11/01/24 ......... 215 214,884
Series 2015A, RB, 4.00%, 11/01/24 ..... 130 130,388
Series 2015A, RB, 5.00%, 11/01/24 ..... 50 50,272
Series A, RB, 5.00%, 11/01/24 ......... 290 291,579
Series D, RB, 5.00%, 11/01/24 ......... 200 201,089
Series 2017A, RB, 5.00%, 11/01/45 ..... 1,500 1,507,335
City of San Jose, Series 2019C, GO,
5.00%, 09/01/24 ................. 440 440,713
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/24 ......... 105 105,000
Contra Costa Water District, Series T, RB,
5.00%, 10/01/24 ................. 105 105,379
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/24 (AGC)
(b)
.... 255 255,000
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/24 (AGC)
(b)
............ 100 100,000
Foothill-De Anza Community College District
Series 2000A, GO, 0.00%, 08/01/24
(NPFGC)
(b)
.................... 110 110,000
Series 2016, GO, 4.00%, 08/01/24 ...... 160 160,000
Series 2014, GO, 5.00%, 08/01/24 ...... 325 325,000
Grossmont Union High School District
Series 2006, GO, 0.00%, 08/01/24
(NPFGC)
(b)
.................... 425 425,000
Series 2016, GO, 5.00%, 08/01/24 ...... 150 150,000
Imperial Irrigation District Electric System,
Series 2016B-2, RB, 5.00%, 11/01/24 .... 550 552,995
Los Angeles Community College District
Series 2015A, GO, 5.00%, 08/01/24 ..... 835 835,000
Series 2015C, GO, 5.00%, 08/01/24 ..... 805 805,000
Series C-1, GO, 5.00%, 08/01/24 ....... 1,730 1,730,000
Series 2015A, GO, 5.00%, 08/01/26 ..... 1,005 1,005,000
Series 2015A, GO, 5.00%, 08/01/28 ..... 350 350,000
Series 2015A, GO, 5.00%, 08/01/31 ..... 4,245 4,245,000
Los Angeles County Public Works
Financing Authority, Series 2015B, RB,
5.00%, 12/01/24 ................. 305 307,229
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
5.00%, 10/01/24 ................. 245 245,842
Los Angeles Department of Water & Power
(a)
Series 2001B, Sub-Series B-8, RB,
VRDN (Barclays Bank plc SBPA),
2.80%, 08/01/24 ................ 4,000 4,000,000

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2002A-2, RB, VRDN (Bank of
America NA SBPA), 3.85%, 07/31/24 .. USD 2,000 $ 2,000,000
Series 2023F, Sub-Series F-2, RB, VRDN
(JPMorgan Chase Bank NA SBPA),
3.80%, 07/31/24 ................ 3,200 3,200,000
Los Rios Community College District, Series
2021, GO, 4.00%, 08/01/24 .......... 200 200,000
Metropolitan Water District of Southern
California
Series 2021B, RB, 4.00%, 10/01/24 ..... 120 120,236
Series 2022A, RB, 5.00%, 10/01/24 ..... 100 100,361
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/24
(b)
.... 100 100,000
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/24 ..... 480 482,456
Newport Mesa Unified School District, Series
2020, GO, 5.00%, 08/01/24 .......... 175 175,000
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/24
(NPFGC)
(b)
.................... 120 120,000
Orange County Water District
Series 2019C, RB, 5.00%, 08/15/24 ..... 235 235,191
Series 2003A, COP, VRDN (Bank of America
NA LOC), 2.60%, 08/07/24
(a)
........ 2,500 2,500,000
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/24 (AGM)
(b)
.... 100 100,000
Pasadena Unified School District, Series
2016B, GO, 5.00%, 08/01/24 ......... 30 30,000
Placer Union High School District, Series
2000A, GO, 0.00%, 08/01/24 (NPFGC)
(b)
.. 25 25,000
Port of Los Angeles, Series 2015A, RB,
5.00%, 08/01/24 ................. 30 30,000
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/24
(b)
............. 100 100,000
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/24 ............ 100 100,330
Sacramento Municipal Utility District
Series 2017E, RB, 5.00%, 08/15/24 ..... 300 300,238
Series 2022J, RB, 5.00%, 08/15/24 ..... 60 60,049
Salinas Union High School District, Series
2003A, GO, 0.00%, 10/01/24 (NPFGC)
(b)
.. 20 19,891
San Diego Community College District
Series 2016, GO, 5.00%, 08/01/24 ...... 445 445,000
San Diego Public Facilities Financing Authority,
Series 2023A, RB, 5.00%, 08/01/24 ..... 250 250,000
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/24 ....... 155 155,000
San Francisco City & County Airport
Community, Series 2018B, RB, VRDN
(Barclays Bank plc LOC), 2.60%, 08/07/24
(a)
15,000 15,000,000
San Francisco City & County Public Utilities
Commission Wastewater, Series 2018A, RB,
5.00%, 10/01/24 ................. 295 296,064
San Joaquin Delta Community College District,
Series 2014C, GO, 5.00%, 08/01/39 ..... 1,000 1,000,000
San Jose Evergreen Community College
District, Series C, GO, 5.00%, 09/01/34 ... 1,000 1,001,646
San Jose Unified School District
Series 2016, GO, 5.00%, 08/01/24 ...... 250 250,000
Series 2017, GO, 5.00%, 08/01/24 ...... 200 200,000
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/24
(b)
............. 40 40,000
San Mateo County Community College
District, Series 2006B, GO, 0.00%, 09/01/24
(NPFGC)
(b)
.................... 120 119,699
Security
Par (000)
Par (000) Value
California (continued)
San Mateo Union High School District, Series
2014, GO, 4.00%, 09/01/24 .......... USD 210 $ 210,204
San Ramon Valley Unified School District,
Series 2018, GO, 5.00%, 08/01/24 ...... 125 125,000
Santa Clara County Financing Authority, Series
2016A, RB, 5.00%, 11/15/24 ......... 445 447,770
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/24 .............. 250 250,000
Solano County Community College District,
Series 2015, GO, 5.00%, 08/01/24 ...... 125 125,000
State of California
GO, 5.00%, 08/01/24 ............... 90 90,000
GO, 5.00%, 09/01/24 ............... 2,515 2,519,174
Series 2016, GO, 5.00%, 09/01/24 ...... 305 305,506
Series B, GO, 5.00%, 09/01/24 ........ 680 681,129
GO, 4.00%, 10/01/24 ............... 320 320,545
Series 2021, GO, 4.00%, 10/01/24 ...... 400 400,681
GO, 5.00%, 10/01/24 ............... 1,850 1,856,188
GO, 5.00%, 11/01/24 ............... 3,250 3,266,431
Series 2014, GO, 5.00%, 11/01/24 ...... 1,835 1,844,277
Series 2017, GO, 5.00%, 11/01/24 ...... 385 386,946
GO, 4.00%, 12/01/24 ............... 1,125 1,128,944
Series 2021, GO, 5.00%, 12/01/24 ...... 700 704,754
State of California Department of Water
Resources
Series 2016, RB, 5.00%, 12/01/24 ...... 75 75,560
Series AS, RB, 5.00%, 12/01/24 ........ 1,460 1,470,894
Series AW, RB, 5.00%, 12/01/24 ....... 120 120,895
Series AX, RB, 5.00%,  12/01/24 ........ 260 261,940
Series AZ, RB, 5.00%, 12/01/24 ........ 310 312,313
Series BA, RB, 5.00%, 12/01/24 ........ 280 282,089
Series BB, RB, 5.00%, 12/01/24 ........ 330 332,462
Sunnyvale School District, Series 2015, GO,
5.00%, 09/01/24 ................. 195 195,344
University of California, Series 2013AL-3, RB,
VRDN, 3.85%, 07/30/24
(a)
........... 10,000 10,000,000
Upper Santa Clara Valley Joint Powers
Authority, Series 2016A, RB,
5.00%, 08/01/24 ................. 275 275,000
Walnut Valley Unified School District, Series
2003D, GO, 0.00%, 08/01/24 (NPFGC)
(b)
.. 1,170 1,170,000
William S Hart Union High School District,
Series B, GO, 0.00%, 08/01/24 (AGM)
(b)
.. 125 125,000
94,201,789
Colorado — 2.7%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/24
(SAW) ....................... 240 241,513
City & County of Denver
Series 2016A, RB, 5.00%, 11/15/24 ..... 210 211,182
Series 2020A1, RB, 5.00%, 11/15/24 .... 195 196,098
Series 2022C, RB, 5.00%, 11/15/24 ..... 365 367,055
Series B, RB, 5.00%, 11/15/24 ......... 155 155,873
City of Colorado Springs
Series 2018A-1, RB, 5.00%, 11/15/24 .... 125 125,716
Series 2005A, RB, VRDN ( Bank of America
NA SBPA), 3.66%, 08/01/24
(a)
....... 6,150 6,150,000
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/24 ......... 100 100,422
County of Boulder, Series 2021A, COP,
5.00%, 12/01/24 ................. 390 392,537
Denver City & County School District No. 1
Series 2014B, GO, 5.00%, 12/01/24 (SAW) 235 236,465
Series 2016, GO, 5.00%, 12/01/24 (SAW) . 1,025 1,031,392

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017, GO, 5.00%, 12/01/24 (SAW) . USD 175 $ 176,091
Series 2017A, COP, 5.00%, 12/01/24 .... 75 75,460
Series 2022A, GO, 5.00%, 12/01/24 (SAW) 300 301,871
Series 2018A, GO, 5.50%, 12/01/24 (SAW) 775 781,105
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/24 (NPFGC)
(b)
.......... 25 24,930
Regional Transportation District Sales Tax,
Series 2017A, RB, 5.00%, 11/01/24 ..... 230 231,107
University of Colorado, Series 2019C, RB,
VRDN, 2.00%, 10/15/24
(a)
........... 250 248,756
11,047,573
Connecticut — 0.7%
Hartford County Metropolitan District
Clean Water Project, Series 2014A, RB,
5.00%, 11/01/34 ................. 250 251,172
State of Connecticut
Series 2018E, GO, 5.00%, 09/15/24 ..... 265 265,632
Series 2018F, GO, 5.00%, 09/15/24 ..... 120 120,286
Series E, GO, 5.00%, 10/15/24 ........ 300 301,212
Series F, GO, 5.00%, 11/15/24 ......... 350 352,003
State of Connecticut Special Tax
Series A, RB, 5.00%, 08/01/24 ......... 420 420,000
Series A, RB, 5.00%, 09/01/24 ......... 455 455,675
Series B, RB, 5.00%, 09/01/24 ......... 100 100,148
Series 2018B, RB, 5.00%, 10/01/24 ..... 275 275,851
Series 2021D, RB, 5.00%, 11/01/24 ..... 90 90,421
University of Connecticut
Series 2019A, RB, 5.00%, 11/01/24 ..... 125 125,616
Series 2022A, RB, 5.00%, 11/15/24 ..... 150 150,858
2,908,874
Delaware — 0.2%
City of Wilmington, Series 2017, GO,
4.00%, 12/01/24 ................. 100 100,254
County of New Castle, Series 2015, GO,
5.00%, 10/01/24 ................. 570 571,772
State of Delaware
Series 2009C, GO, 5.00%, 10/01/24 ..... 220 220,748
Series 2019A, GO, 5.00%, 10/01/24 ..... 130 130,442
1,023,216
District of Columbia — 0.6%
District of Columbia
Series 2019A, GO, 5.00%, 10/15/24 ..... 150 150,609
Series 2020, RB, 5.00%,  12/01/24 ...... 145 145,912
District of Columbia Income Tax, Series 2020B,
RB, 5.00%, 10/01/24 .............. 1,840 1,845,999
District of Columbia Water & Sewer Authority
Series 2018B, RB, 5.00%, 10/01/24 ..... 145 145,473
Series B, RB, 5.00%, 10/01/24 ......... 705 707,299
Metropolitan Washington Airports Authority
Aviation, Series B, RB, 5.00%, 10/01/24 .. 35 35,114
3,030,406
Florida — 4.0%
Broward County, Series B, RB, 5.00%, 10/01/24 155 155,424
City of Jacksonville
Series 2021A, RB, 4.00%, 10/01/24 ..... 200 200,293
Series 2022C, RB, 5.00%, 10/01/24 ..... 200 200,622
Series B, RB, 5.00%, 10/01/24 ......... 25 25,078
City of Tampa, Series 2015, RB,
5.00%, 10/01/24 ................. 680 682,217
County of Hillsborough
Series 2015, RB, 5.00%, 11/01/24 ...... 250 251,131
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2018, RB, 5.00%, 11/01/24 ...... USD 250 $ 251,131
County of Miami-Dade
Series 2015, RB, 5.00%, 10/01/24 ...... 1,435 1,439,485
Series 2017B, RB, 5.00%, 10/01/24 ..... 285 285,891
Series A, RB, 5.00%, 10/01/24 ......... 185 185,581
County of Sarasota, Series 2014, RB,
5.00%, 10/01/24 ................. 45 45,143
Florida Municipal Power Agency
Series 2015B, RB, 5.00%,  10/01/24 ..... 620 621,552
Series 2016A, RB, 5.00%, 10/01/24 ..... 2,200 2,205,508
JEA Water & Sewer System
Series 2020A, RB, 5.00%, 10/01/24 ..... 90 90,289
Series 2021A, RB, 5.00%, 10/01/24 ..... 125 125,401
Series 2024A, RB, 5.00%, 10/01/24 ..... 400 401,284
Series 2008B-1, RB, VRDN (Bank of
America NA SBPA), 3.54%, 08/07/24
(a)
. 8,000 8,000,000
Lee County School Board (The), Series 2014B,
COP, 5.00%, 08/01/24 ............. 100 100,000
Orange County Convention Center, Series
2010, RB, 5.00%, 10/01/24 .......... 190 190,571
Orange County School Board
Series 2015D, COP, 5.00%, 08/01/24 .... 50 50,000
Series 2016B, COP, 5.00%, 08/01/24 .... 15 15,000
Orlando Utilities Commission, Series 2013A,
RB, 5.00%, 10/01/24 .............. 605 606,962
Palm Beach County School District
Series 2014B, COP, 5.00%, 08/01/24 .... 280 280,000
Series 2022B, COP, 5.00%, 08/01/24 .... 500 500,000
Pasco County School Board, Series 2015A,
COP, 5.00%, 08/01/24 ............. 75 75,000
Tampa Bay Water, Series 2005, RB,
5.50%, 10/01/24 (NPFGC) ........... 190 190,727
Volusia County School Board, Series 2016, RB,
5.00%, 10/01/24 ................. 20 20,062
17,194,352
Georgia — 1.2%
City of Atlanta
Series 2013B, RB, 5.00%, 11/01/24 ..... 145 145,631
Series 2015, RB, 5.00%, 11/01/24 ...... 600 602,609
Series 2018C, RB, 5.00%, 11/01/24 ..... 375 376,631
Series 2015, GO, 4.88%, 12/01/24 ...... 285 286,771
Series 2022A1, GO, 5.00%,  12/01/24 .... 250 251,656
Series 2015, GO, 5.00%, 12/01/32 ...... 930 935,862
City of Gainesville, Series 2014, RB,
5.00%, 11/15/24 ................. 350 351,930
Columbia County School District, Series 2020,
GO, 4.00%, 10/01/24 (SAW) ......... 120 120,194
County of DeKalb, Series 2016, GO,
5.00%, 12/01/24 ................. 130 130,883
County of Forsyth, Series 2019, GO,
5.00%, 09/01/24 ................. 305 305,498
Fayette County School District, Series 2018,
GO, 5.25%, 09/01/24 (SAW) ......... 105 105,191
Gwinnett County Water & Sewerage Authority,
Series 2021, RB, 4.00%, 08/01/24 ...... 1,500 1,500,000
Private Colleges & Universities Authority, Series
B, RB, 5.00%, 10/01/24 ............ 100 100,294
State of Georgia, Series 2016E, GO,
5.00%, 12/01/24 ................. 320 322,122
5,535,272
Hawaii — 1.3%
City & County of Honolulu
Series 2019C, GO, 4.00%, 08/01/24 ..... 120 120,000

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2019D, GO, 5.00%, 08/01/24 ..... USD 425 $ 425,000
Series A, GO, 5.00%, 10/01/24 ........ 100 100,318
Series B, GO, 5.00%, 10/01/24 ........ 115 115,366
Series C, GO, 5.00%, 10/01/24 ........ 120 120,382
County of Hawaii
Series B, GO, 4.00%, 09/01/24 ........ 60 60,044
Series A, GO, 5.00%, 09/01/24 ........ 300 300,468
Series C, GO, 5.00%, 09/01/24 ........ 370 370,578
County of Maui, Series 2015, GO,
5.00%, 09/01/24 ................. 35 35,057
State of Hawaii
Series EY, GO, 5.00%, 10/01/24 ........ 100 100,326
Series EZ, GO, 5.00%, 10/01/24 ....... 905 907,954
Series FH, GO, 5.00%, 10/01/24 ....... 755 757,464
Series FN, GO, 5.00%, 10/01/24 ....... 125 125,408
Series EO, GO, 5.00%, 08/01/33 ....... 2,500 2,500,000
6,038,365
Illinois — 1.2%
Illinois Finance Authority, Series 2014A, RB,
5.00%, 10/01/24 ................. 425 426,281
Lake County School District No. 112 North
Shore, Series 2022, GO, 5.00%, 12/01/24 . 155 155,938
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C, GO, 5.00%, 12/01/24 ..... 400 402,545
Series D, GO, 5.00%, 12/01/24 ........ 100 100,636
State of Illinois
Series 2018A, GO, 5.00%, 10/01/24 ..... 65 65,181
Series 2018B, GO, 5.00%, 10/01/24 ..... 130 130,362
Series 2017D, GO, 5.00%, 11/01/24 ..... 2,435 2,445,309
Series 2019A, GO, 5.00%, 11/01/24 ..... 250 251,055
Series 2017A, GO, 5.00%, 12/01/24 ..... 50 50,283
Series 2017B, GO, 5.00%, 12/01/24 ..... 650 653,677
Series 2021A, GO, 5.00%, 12/01/24 ..... 250 251,414
4,932,681
Indiana — 1.0%
Indiana Finance Authority
Series 2014A, RB, 5.00%, 10/01/24 ..... 50 50,153
Series 2021-2, RB, 5.00%, 10/01/24 ..... 1,165 1,168,566
Series 2016C, RB, 5.00%, 12/01/24 ..... 2,670 2,687,257
Series 2004C, RB, 5.50%, 12/01/24
(NPFGC) ..................... 300 302,552
Indiana University, Series W-2, RB,
5.00%, 08/01/24 ................. 190 190,000
4,398,528
Iowa — 0.2%
Iowa Finance Authority
Series 2017, RB, 5.00%, 08/01/24 ...... 850 850,000
Series 2021A, RB, 5.00%, 08/01/24 ..... 45 45,000
895,000
Kansas — 0.5%
City of Merriam, Series 2018, GO,
5.00%, 10/01/24 ................. 125 125,403
City of Wichita
Series 2014A, RB, 5.00%,  10/01/24 ..... 500 501,546
Series 2017A, RB, 5.00%, 10/01/24 ..... 200 200,618
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
5.00%, 10/01/24 ................. 70 70,225
Security
Par (000)
Par (000) Value
Kansas (continued)
Sedgwick County Unified School District
No. 259 Wichita, Series 2017-A, GO,
4.00%, 10/01/24 ................. USD 170 $ 170,249
Sedgwick County Unified School District
No. 262 Valley Center, Series 2016, GO,
3.00%, 09/01/36 ................. 250 249,967
Sedgwick County Unified School District
No. 266 Maize, Series 2017, GO,
5.00%, 09/01/24 ................. 150 150,220
State of Kansas Department of Transportation
Series 2015A, RB, 3.00%, 09/01/24 ..... 100 99,958
Series 2015A, RB, 5.00%,  09/01/24 ..... 940 941,466
Series 2017A, RB, 5.00%, 09/01/24 ..... 75 75,117
Series 2018A, RB, 5.00%, 09/01/24 ..... 190 190,296
2,775,065
Louisiana — 0.6%
Louisiana Local Government Environmental
Facilities & Community Development
Authority, Series 2014, RB, 5.00%, 10/01/33 2,000 2,006,028
State of Louisiana
Series 2014C, GO, 5.00%, 08/01/24 ..... 110 110,000
Series 2016A, GO, 5.00%, 09/01/24 ..... 140 140,215
Series 2021, RB, 5.00%, 09/01/24 ...... 485 485,744
Series D-1, GO, 5.00%, 12/01/24 ....... 125 125,787
Series D-2, GO, 5.00%, 12/01/24 ....... 150 150,944
3,018,718
Maine — 0.5%
City of Portland, Series 2020, GO,
5.00%, 10/01/24 ................. 170 170,549
Maine Municipal Bond Bank
Series 2014A, RB, 5.00%, 09/01/24 ..... 105 105,148
Series 2020A, RB, 5.00%, 09/01/24 ..... 130 130,193
Series 2010C, RB, 5.00%, 11/01/24 ..... 280 281,396
Series 2014C, RB, 5.00%, 11/01/24 ..... 680 683,390
Series 2016B, RB, 5.00%, 11/01/24 ..... 110 110,548
Series 2017A, RB, 5.00%, 11/01/24 ..... 270 271,346
Series 2018B, RB, 5.00%, 11/01/24 ..... 65 65,324
Series 2020A, RB, 5.00%, 11/01/24 ..... 500 502,493
Series D, RB, 5.00%, 11/01/24 ......... 115 115,573
2,435,960
Maryland — 2.7%
County of Anne Arundel
Series 2017, GO, 5.00%, 10/01/24 ...... 75 75,270
Series 2018, GO, 5.00%, 10/01/24 ...... 215 215,774
Series 2020, GO, 5.00%, 10/01/24 ...... 625 627,249
Series 2021, GO, 5.00%, 10/01/24 ...... 125 125,450
County of Baltimore
Series 2015, GO, 5.00%, 08/01/24 ...... 350 350,000
County of Carroll, Series 2014, GO,
5.00%, 11/01/24 ................. 225 226,109
County of Charles
Series 2014, GO, 5.00%, 10/01/24 ...... 100 100,318
Series 2019, GO, 5.00%, 10/01/24 ...... 125 125,397
County of Frederick, Series 2018A, GO,
5.00%, 08/01/24 ................. 25 25,000
County of Montgomery
Series 2014A, GO, 5.00%, 11/01/24 ..... 100 100,501
Series 2014B, GO, 5.00%, 11/01/24 ..... 275 276,376
Series 2017A, GO, 5.00%, 11/01/24 ..... 250 251,251
Series 2016A, GO, 5.00%, 12/01/24 ..... 125 125,841
Series 2014A, GO, 5.00%, 11/01/26 ..... 465 467,356
Series 2014A, GO, 5.00%, 11/01/27 ..... 830 834,205

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2014A, GO, 4.00%, 11/01/31 ..... USD 1,000 $ 1,002,603
County of Prince George's, Series 2014A, GO,
4.00%, 09/01/24 ................. 430 430,350
State of Maryland
Series 2017B, GO, 5.00%, 08/01/24 ..... 2,510 2,510,000
Series 2020-1C, GO, 5.00%, 08/01/24 ... 1,185 1,185,000
State of Maryland Department of Transportation
Series 2016, RB, 4.00%,  09/01/24 ...... 235 235,190
Series 2018, RB, 5.00%, 10/01/24 ...... 1,165 1,168,822
Series 2020, RB, 5.00%, 10/01/24 ...... 185 185,607
Series 2021A, RB, 5.00%, 10/01/24 ..... 50 50,164
Series 2016, RB, 5.00%, 11/01/24 ...... 560 562,778
11,256,611
Massachusetts — 11.2%
Boston Water & Sewer Commission
Series 2015A, RB, 5.00%, 11/01/24 ..... 60 60,361
Series 2014A, RB, 3.50%,  11/01/31 ..... 1,000 1,001,246
City of Boston, Series 2022A, GO,
5.00%, 11/01/24 ................. 710 713,697
Commonwealth of Massachusetts
Series 2016C, GO, 5.00%, 10/01/24 ..... 405 406,349
Series C, GO, 5.00%, 10/01/24 ........ 110 110,367
Series 2021B, GO, 5.00%, 11/01/24 ..... 1,115 1,120,615
Series 2024B, GO, 5.00%, 11/01/24 ..... 85 85,428
Series 2016H, GO, 5.00%, 12/01/24 ..... 730 734,938
Series 2004C, GO, 5.50%, 12/01/24
(AMBAC) ..................... 135 136,135
Massachusetts Bay Transportation Authority
Sales Tax, Series 2022A, RB, VRDN (TD
Bank NA SBPA), 3.60%, 08/07/24
(a)
..... 10,000 10,000,000
Massachusetts Clean Water Trust (The)
Series 2006, RB, 5.00%, 08/01/24 ...... 190 190,000
Series 2014, RB, 5.00%, 08/01/24 ...... 245 245,000
Series 22, RB, 5.00%, 08/01/24 ........ 675 675,000
Massachusetts School Building Authority
Series 2015C, RB, 5.00%, 08/15/24 ..... 260 260,189
Series 2016B, RB, 5.00%, 11/15/24 ..... 380 382,175
Massachusetts Transportation Trust Fund
Metropolitan Highway System
(a)
Series 2010A-1, RB, VRDN (TD Bank NA
LOC), 3.37%, 08/07/24 ............ 8,000 8,000,000
Series 2022A-1, RB, VRDN (TD Bank NA
SBPA), 3.60%, 08/01/24 ........... 15,000 15,000,000
Massachusetts Water Resources Authority
Series 2014F, RB, 5.00%, 08/01/24 ..... 595 595,000
Series 2018C, RB, 5.00%, 08/01/24 ..... 20 20,000
Series 2018C, RB, 5.00%, 08/01/24 ..... 110 110,000
Series 2019B, RB, 5.00%, 08/01/24 ..... 20 20,000
Series C, RB, 5.00%, 08/01/24 ......... 525 525,000
Series 2008E, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 3.30%, 08/01/24
(a)
... 7,525 7,525,000
University of Massachusetts Building Authority
Series 2015-2, RB, 5.00%, 11/01/24 ..... 250 251,289
Series 2020-1, RB, 5.00%, 11/01/24 ..... 250 251,289
Series 2021-1, RB, 5.00%, 11/01/24 ..... 435 437,243
48,856,321
Michigan — 0.4%
Michigan Finance Authority
Series 2016B, RB, 5.00%, 10/01/24 ..... 240 240,743
Series 2018B, RB, 5.00%, 10/01/24 ..... 140 140,433
Michigan State Building Authority, Series 2021I,
RB, 4.00%, 10/15/24 .............. 150 150,271
Security
Par (000)
Par (000) Value
Michigan (continued)
State of Michigan, Series 2015A, GO,
5.00%, 12/01/24 ................. USD 310 $ 312,056
State of Michigan Trunk Line, Series 2021A,
RB, 5.00%, 11/15/24 .............. 780 784,261
Wayne County Airport Authority, Series C, RB,
5.00%, 12/01/24 ................. 50 50,298
1,678,062
Minnesota — 1.3%
City of Minneapolis
Series 2018, GO, 5.00%, 12/01/24 ...... 400 402,649
Series 2023, GO, 5.50%, 12/01/24 ...... 180 181,488
County of Hennepin
Series 2014A, GO, 5.00%, 12/01/24 ..... 150 150,994
Series 2016A, GO, 5.00%, 12/01/24 ..... 300 301,987
Series 2016C, GO, 5.00%, 12/01/24 ..... 215 216,424
Series 2019C, GO, 5.00%, 12/01/24 ..... 200 201,325
Series 2020B, GO, 5.00%, 12/01/24 ..... 165 166,093
Metropolitan Council, Series 2020E, GO,
5.00%, 12/01/24 ................. 255 256,723
Minnesota Municipal Power Agency, Series
2014A, RB, 5.00%, 10/01/24 ......... 160 160,522
State of Minnesota
Series 2016A, GO, 5.00%, 08/01/24 ..... 1,260 1,260,000
Series 2016B, GO, 5.00%, 08/01/24 ..... 105 105,000
Series 2021A, GO, 5.00%, 09/01/24 ..... 1,115 1,116,995
Series 2017B, GO, 5.00%, 10/01/24 ..... 355 356,279
Series 2017E, GO, 5.00%, 10/01/24 ..... 145 145,522
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/24 ................. 345 347,239
5,369,240
Mississippi — 0.3%
State of Mississippi
Series 2020B, GO, 5.00%, 09/01/24 ..... 90 90,146
Series 2015C, GO, 4.00%, 10/01/24 ..... 185 185,300
Series 2015C, GO, 5.00%, 10/01/24 ..... 555 556,812
Series 2017A, GO, 5.00%, 10/01/24 ..... 200 200,653
1,032,911
Missouri — 0.3%
City of Springfield, Series 2015, RB,
5.00%, 08/01/24 ................. 275 275,000
Curators of the University of Missouri (The),
Series 2014A, RB, 5.00%, 11/01/24 ..... 500 502,339
Missouri Joint Municipal Electric Utility
Commission, Series 2015A, RB,
5.00%, 12/01/24 ................. 250 251,407
1,028,746
Montana — 0.1%
State of Montana, Series 2014, GO,
5.00%, 08/01/24 ................. 235 235,000
Nebraska — 0.3%
City of Omaha
Series B, GO, 5.00%, 11/15/24 ........ 55 55,302
Series B, GO, 5.00%, 11/15/26 ........ 50 50,279
Omaha Public Power District, Series B, RB,
5.00%, 02/01/31 ................. 1,240 1,240,000
1,345,581
Nevada — 1.7%
County of Clark
Series 2014, GO, 5.00%, 11/01/24 ...... 450 452,166
Series 2015, GO, 5.00%, 11/01/24 ...... 120 120,578

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2016A, GO, 5.00%, 11/01/24 ..... USD 310 $ 311,492
Series 2016B, GO, 5.00%, 11/01/24 ..... 275 276,324
Series 2017, GO, 5.00%, 11/01/24 ...... 200 200,963
Series 2018, GO, 5.00%, 12/01/24 ...... 265 266,715
Series 2018B, GO, 5.00%, 12/01/24 ..... 1,500 1,509,706
Series 2019A, GO, 5.00%, 12/01/24 ..... 655 659,238
Las Vegas Valley Water District, Series B, GO,
5.00%, 12/01/24 ................. 260 261,743
State of Nevada
Series 2015A, GO, 5.00%, 08/01/24 ..... 100 100,000
Series 2015B, GO, 5.00%, 11/01/24 ..... 480 482,393
State of Nevada Highway Improvement
Series 2016, RB, 5.00%, 12/01/24 ...... 1,595 1,605,630
Series 2020A, RB, 5.00%, 12/01/24 ..... 100 100,666
6,347,614
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank
Series 2016E, RB, 5.00%, 08/15/24 ..... 15 15,011
Series 2018B, RB, 5.00%, 08/15/24 ..... 50 50,037
State of New Hampshire
Series 2014B, GO, 5.00%, 12/01/24 ..... 100 100,666
Series 2017B, GO, 5.00%, 12/01/24 ..... 360 362,399
Series 2020A, GO, 5.00%, 12/01/24 ..... 500 503,332
1,031,445
New Jersey — 0.2%
County of Essex, Series B, GO,
5.00%, 09/01/24 (SCH BD RES FD) ..... 110 110,178
Monmouth County Improvement Authority (The)
Series 2019A, RB, 4.00%, 08/01/24 ..... 400 400,000
Series 2012, RB, 5.00%, 12/01/24 (GTD) .. 115 115,762
New Jersey Economic Development Authority
Series 2005N-1, RB, 5.50%,  09/01/24
(AMBAC) ..................... 55 55,102
Series 2022A, RB, 5.00%, 11/01/24 ..... 130 130,575
Series B, RB, 5.00%, 11/01/24 ......... 100 100,443
New Jersey Educational Facilities Authority,
Series 2014A, RB, 5.00%, 09/01/24 ..... 290 290,425
1,202,485
New York — 21.9%
Battery Park City Authority
Series 2023B, RB, 5.00%, 11/01/24 ..... 80 80,423
Series 2019D-2, RB, VRDN (TD Bank NA
SBPA), 3.60%, 08/01/24
(a)
.......... 2,395 2,395,000
City of New York
Series 2015A, GO, 2.50%, 08/01/24 ..... 300 300,000
Series 2014J, GO, 5.00%, 08/01/24 ..... 540 540,000
Series A, GO, 5.00%, 08/01/24 ........ 1,050 1,050,000
Series 2021C, GO, 5.00%, 08/01/24 ..... 815 815,000
Series 2021A-1, GO, 5.00%, 08/01/24 .... 1,245 1,245,000
Series 2019E, GO, 5.00%, 08/01/24 ..... 120 120,000
Series 2018C, GO, 5.00%, 08/01/24 ..... 315 315,000
Series 2018A, GO, 5.00%, 08/01/24 ..... 160 160,000
Series C, GO, 5.00%, 08/01/24 ........ 770 770,000
Series 2018-1, GO, 5.00%, 08/01/24 ..... 585 585,000
Series 2017A, GO, 5.00%, 08/01/24 ..... 50 50,000
Series 2015C, GO, 5.00%, 08/01/24 ..... 335 335,000
Series 2015A, GO, 5.00%, 08/01/24 ..... 230 230,000
Series 2015-1, GO, 5.00%, 08/01/24 ..... 100 100,000
Series E, GO, 5.00%, 08/01/24 ........ 565 565,000
Series 2017B, GO, 5.00%, 12/01/24 ..... 50 50,326
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015F-6, GO, VRDN
(JPMorgan Chase Bank NA SBPA),
4.05%, 07/30/24
(a)
............... USD 5,075 $ 5,075,000
County of Nassau, Series 2017C, GO,
5.00%, 10/01/24 ................. 700 702,294
County of Suffolk
Series 2022B, GO, 5.00%, 10/01/24 ..... 100 100,309
Series B, GO, 4.00%, 10/15/24 (AGM) ... 775 776,559
County of Westchester, Series 2018A, GO,
5.00%, 12/01/24 ................. 125 125,861
Long Island Power Authority
Series 2021A, RB, 5.00%, 09/01/24 ..... 155 155,235
Series 1998A, RB, 0.00%, 12/01/24 (AGM)
(b)
50 49,398
Metropolitan Transportation Authority
Series A-1, RB, 4.00%, 11/15/24 ....... 130 130,219
Series 2014C, RB, 5.00%, 11/15/24 ..... 440 441,990
Series 2015B, RB, 5.00%, 11/15/24 ..... 55 55,249
Series 2015F, RB, 5.00%, 11/15/24 ...... 815 818,687
Series 2016B, RB, 5.00%, 11/15/24 ..... 140 140,633
Series 2017A, RB, 5.00%, 11/15/24 ..... 125 125,714
Series 2017B, RB, 5.00%, 11/15/24 ..... 550 552,488
Series 2017C-1, RB, 5.00%, 11/15/24 .... 755 758,415
Series A-1, RB, 5.00%, 11/15/24 ....... 820 823,709
Series A-2, RB, 5.00%, 11/15/24 ....... 340 341,538
Series B-1, RB, 5.00%, 11/15/24 ....... 260 261,484
Series B-2, RB, 5.00%, 11/15/24 ....... 185 186,056
Series C-1, RB, 5.00%, 11/15/24 ....... 100 100,452
Series 2005B, RB, 5.25%, 11/15/24
(AMBAC) ..................... 300 301,570
Series 2012G-2, RB, VRDN (TD Bank NA
LOC), 3.60%, 08/01/24
(a)
........... 10,000 10,000,000
Nassau County Interim Finance Authority,
Series 2015A, RB, 5.00%, 11/15/24 ..... 200 201,225
New York City Municipal Water Finance
Authority
(a)
Series 2016AA-1, RB, VRDN (Bank of
America NA SBPA), 4.05%, 07/30/24 .. 8,850 8,850,000
Series BB, RB, VRDN (TD Bank NA SBPA),
3.60%, 08/01/24 ................ 5,000 5,000,000
Series 2023CC, RB, VRDN (Barclays Bank
plc SBPA), 4.02%, 07/31/24 ........ 6,750 6,750,000
New York City Transitional Finance Authority,
Series 2015A-1, RB, 5.00%, 08/01/24 .... 50 50,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2015C, RB, 3.00%, 11/01/24 ..... 125 124,908
Series 2020B-1, RB, 4.00%, 11/01/24 .... 155 155,387
Series 2015C, RB, 5.00%, 11/01/24 ..... 1,030 1,035,109
Series 2021A, RB, 5.00%, 11/01/24 ..... 1,320 1,326,548
Series 2021D, Sub-Series D1, RB,
5.00%, 11/01/24 ................ 950 954,712
Series 2021F-1, RB, 5.00%, 11/01/24 .... 1,035 1,040,134
Series C, RB, 5.00%, 11/01/24 ......... 1,085 1,090,382
Series 2019, Sub-Series B-4, RB, VRDN
(JPMorgan Chase Bank NA SBPA),
4.05%, 07/30/24
(a)
............... 8,375 8,375,000
Series 2019A-4, RB, VRDN
(JPMorgan Chase Bank NA SBPA),
4.05%, 07/31/24
(a)
............... 2,000 2,000,000
New York State Dormitory Authority
Series 2015A, RB, 5.00%, 10/01/24 (AGM,
SAW) ....................... 300 300,969
Series 2017F, RB, 5.00%, 10/01/24 (SAW) . 110 110,350
Series 2018A, RB, 5.00%, 10/01/24 (SAW) 450 451,423

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series B, RB, 5.00%, 10/01/24 (ST
INTERCEPT) .................. USD 15 $ 15,047
Series 2009A, RB, VRDN 3.36%, 07/31/24
(a)
15,000 15,000,000
New York State Environmental Facilities Corp.,
Series 2015D, RB, 5.00%, 09/15/24 ..... 135 135,340
Port Authority of New York & New Jersey,
Series 194, RB, 5.00%, 10/15/24 ....... 1,320 1,325,328
Sales Tax Asset Receivable Corp., Series
2015A, RB, 5.00%, 10/15/24 ......... 815 818,053
Triborough Bridge & Tunnel Authority
Series 2016A, RB, 5.00%, 11/15/24 ..... 595 598,544
Series 2017C-1, RB, 5.00%, 11/15/24 .... 200 201,191
Series 2023A, RB, 5.00%, 11/15/24 ..... 2,745 2,761,047
Series A, RB, 5.00%,  11/15/24 ......... 995 1,000,927
Series 2005B-3, RB, VRDN (Bank of
America NA LOC), 4.05%, 07/30/24
(a)
.. 6,000 6,000,000
97,400,233
North Carolina — 0.5%
City of Charlotte, Series 2014, RB,
5.00%, 12/01/24 ................. 15 15,103
City of Durham
Series 2021, RB, 4.00%, 08/01/24 ...... 170 170,000
Series 2023, RB, 5.00%, 10/01/24 ...... 305 306,005
County of Durham, Series 2015, GO,
5.00%, 10/01/24 ................. 195 195,642
County of Forsyth, Series 2015, GO,
5.00%, 12/01/24 ................. 365 367,442
County of Mecklenburg
Series 2016A, GO, 5.00%, 09/01/24 ..... 125 125,210
Series 2015A, RB, 5.00%, 10/01/24 ..... 110 110,348
Series 2015B, RB, 5.00%, 10/01/24 ..... 100 100,316
Series 2013A, GO, 5.00%, 12/01/24 ..... 175 176,200
Series 2016B, GO, 5.00%, 12/01/24 ..... 210 211,440
County of Wake
Series 2018A, RB, 5.00%, 08/01/24 ..... 285 285,000
Series 2016A, RB, 5.00%, 12/01/24 ..... 110 110,732
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/24 ...... 95 95,334
2,268,772
North Dakota — 0.0%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/24 .............. 55 55,318
Ohio — 5.4%
Cincinnati City School District, Series 2006,
GO, 5.25%, 12/01/24 (NPFGC) ........ 150 151,076
City of Cincinnati
Series 2016A, GO, 4.00%, 12/01/24 ..... 390 391,302
Series C, RB, 5.00%, 12/01/24 ......... 240 241,638
City of Columbus
Series 2016A, GO, 4.00%, 08/15/24 ..... 455 455,168
Series 2014-6, GO, 5.00%,  08/15/24 ..... 280 280,211
County of Franklin, Series 2016, GO,
5.00%, 12/01/24 ................. 25 25,166
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/24 ................. 265 266,702
Miami University
Series 2014, RB, 5.00%, 09/01/24 ...... 175 175,283
Series 2017, RB, 5.00%, 09/01/24 ...... 310 310,501
Northeast Ohio Regional Sewer District
Series 2014, RB, 4.00%, 11/15/24 ...... 625 626,704
Series 2014, RB, 5.00%, 11/15/32 ...... 500 502,787
Series 2014, RB, 5.00%,  11/15/44 ...... 1,250 1,256,967
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Higher Educational Facility Commission,
Series 2016, RB, 5.00%, 12/01/24 ...... USD 80 $ 80,522
Ohio State University (The)
Series 2014A, RB, 5.00%, 12/01/24 ..... 150 151,059
Series 2017, RB, 5.00%,  12/01/24 ...... 200 201,412
Series 2020A, RB, 5.00%, 12/01/24 ..... 1,530 1,540,801
Series 2021A, RB, 5.00%, 12/01/24 ..... 150 151,059
Series 2023D2, RB, VRDN
3.61%, 08/07/24
(a)
............... 5,800 5,800,000
Series 2023D-1, RB, VRDN
3.46%,  08/07/24
(a)
............... 3,600 3,600,000
Ohio University, Series 2017A, RB,
5.00%, 12/01/24 ................. 165 166,038
Ohio Water Development Authority
Series 2016, RB, 5.00%, 12/01/24 ...... 125 125,841
Series 2016B, RB, 5.00%, 12/01/24 ..... 210 211,414
Series 2019, RB, 5.00%, 12/01/24 ...... 800 805,385
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2014, RB, 5.00%, 12/01/24 ...... 160 161,077
Series 2015A, RB, 5.00%, 12/01/24 ..... 260 261,750
Princeton City School District, Series 2014, GO,
4.00%, 12/01/32 ................. 795 797,269
State of Ohio
Series 2020B, GO, 5.00%, 08/01/24 ..... 125 125,000
Series 2015A, GO, 5.00%, 09/01/24 ..... 215 215,350
Series 2016A, GO, 5.00%, 09/01/24 ..... 925 926,505
Series 2013A, GO, 5.00%, 09/15/24 ..... 180 180,431
Series 2020B, GO, 5.00%, 09/15/24 ..... 1,140 1,142,732
Series 2016A, RB, 5.00%, 10/01/24 ..... 190 190,623
Series 2016C, RB, 5.00%, 12/01/24 ..... 195 196,300
Series 2017A, RB, 5.00%, 12/01/24 ..... 265 266,766
Series 2018A, RB, 5.00%, 12/01/24 ..... 220 221,466
Series 2020A, RB, 5.00%, 12/01/24 ..... 95 95,633
22,297,938
Oregon — 0.6%
City of Eugene, Series 2016A, RB,
5.00%, 08/01/24 ................. 175 175,000
City of Portland, Series 2014A, RB,
5.00%, 10/01/24 ................. 125 125,411
State of Oregon
Series 2015B, GO, 5.00%, 08/01/24 ..... 165 165,000
Series 2015O, GO, 5.00%, 08/01/24 ..... 25 25,000
Series 2019K, GO, 5.00%, 11/01/24 ..... 500 502,505
State of Oregon Department of Transportation
Series 2014A, RB, 5.00%, 11/15/24 ..... 335 336,879
Series A, RB, 5.00%, 11/15/24 ......... 515 517,888
Series 2015A, RB, 5.00%, 11/15/28 ..... 700 703,983
Series 2015A, RB, 5.00%, 11/15/29 ..... 375 377,134
2,928,800
Pennsylvania — 7.8%
City of Philadelphia
Series 2015A, GO, 5.00%, 08/01/24 ..... 290 290,000
Series 2017, GO, 5.00%, 08/01/24 ...... 395 395,000
Series 2019A, GO, 5.00%, 08/01/24 ..... 235 235,000
Series 2016, RB, 5.00%, 10/01/24 ...... 85 85,267
Series 2021C, RB, 5.00%, 10/01/24 ..... 1,300 1,304,085
Series 2017B, RB, 5.00%, 11/01/24 ..... 740 743,517
Series 2019B, RB, 5.00%, 11/01/24 ..... 295 296,402
Series 2020A, RB, 5.00%, 11/01/24 ..... 140 140,665
Commonwealth of Pennsylvania
Series 2015, GO, 5.00%, 08/15/24 ...... 1,150 1,150,821
Series 2016, GO, 5.00%, 09/15/24 ...... 1,970 1,974,451

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2022, GO, 5.00%, 10/01/24 ...... USD 1,905 $ 1,910,896
County of Berks, Series 2015, GO,
5.00%, 11/15/24 ................. 200 201,103
Delaware County Authority, Series 2014, RB,
5.00%, 08/01/24 ................. 45 45,000
Delaware Valley Regional Finance Authority,
Series 2020B, RB, 5.00%, 11/01/24 ..... 150 150,668
Pennsylvania Higher Educational
Facilities Authority, Series 2017A, RB,
5.00%, 08/15/24 ................. 100 100,075
Pennsylvania State University (The), Series B,
RB, 5.00%, 09/01/24 .............. 120 120,194
Pennsylvania Turnpike Commission
Series 2014A, RB, 5.00%, 12/01/24 ..... 65 65,407
Series 2015B, RB, 5.00%, 12/01/24 ..... 180 181,127
Series 2016A-1, RB, 5.00%, 12/01/24 .... 105 105,658
Series 2017A, RB, 5.00%, 12/01/24 ..... 85 85,518
Series 2019, RB, 5.00%, 12/01/24 ...... 1,060 1,066,638
Series 2020B, RB, 5.00%, 12/01/24 ..... 500 503,131
Series 2021B, RB, 5.00%,  12/01/24 ..... 725 729,540
Series A-1, RB, 5.00%, 12/01/24 ....... 515 518,225
Series A-2, RB, 5.00%, 12/01/24 ....... 295 296,847
Series 2019-2, RB, VRDN (TD Bank NA
LOC), 3.65%, 08/01/24
(a)
........... 5,250 5,250,000
Series 2023B, RB, VRDN ( TD Bank NA
LOC), 3.65%, 08/01/24
(a)
........... 15,350 15,350,000
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A, RB, 5.00%, 12/01/24 ..... 185 186,159
Series 2021B, RB, 5.00%, 12/01/24 ..... 60 60,366
Series A, RB, 5.00%, 12/01/24 ......... 195 196,221
33,737,981
Rhode Island — 0.5%
Rhode Island Infrastructure Bank Water
Pollution Control Revolving Fund, Series
2017B, RB, 5.00%, 10/01/24 ......... 240 240,792
Rhode Island Turnpike & Bridge Authority,
Series 2016A, RB, 5.00%, 10/01/24 ..... 290 290,849
State of Rhode Island
Series 2014D, GO, 5.00%, 08/01/24 ..... 515 515,000
Series 2015A, GO, 5.00%, 08/01/24 ..... 220 220,000
Series 1, GO, 4.00%, 10/15/24 ........ 250 250,504
1,517,145
South Carolina — 0.9%
Charleston Educational Excellence Finance
Corp.
Series 2014, RB, 5.00%, 12/01/24 ...... 200 201,285
Series 2023, RB, 5.00%, 12/01/24 ...... 1,650 1,660,597
County of Charleston
Series 2015C, GO, 5.00%, 11/01/24 (SAW) 70 70,345
Series 2017C, GO, 5.00%, 11/01/24 (SAW) 220 221,085
Series 2021A, GO, 5.00%, 11/01/24 ..... 100 100,493
Greenville County School District
Series 2015, RB, 5.00%, 12/01/24 ...... 150 150,893
Series 2023, RB, 5.00%,  12/01/24 ...... 300 301,786
South Carolina Public Service Authority, Series
2014C, RB, 5.00%, 12/01/24 ......... 125 125,602
South Carolina Transportation Infrastructure
Bank, Series 2015A, RB, 5.00%, 10/01/24 . 965 968,183
3,800,269
Security
Par (000)
Par (000) Value
Tennessee — 0.8%
City of Chattanooga, Series B, GO,
5.00%, 11/01/24 ................. USD 100 $ 100,501
City of Memphis, Series 2014, RB,
5.00%, 12/01/24 ................. 175 176,159
State of Tennessee
Series A, GO, 5.00%, 09/01/24 ........ 125 125,206
Series 2021A, GO, 5.00%, 11/01/24 ..... 110 110,551
Series B, GO, 5.00%, 09/01/26 ........ 1,065 1,066,753
Tennessee State School Bond Authority
Series 2015B, RB, 5.00%, 11/01/24 (ST
INTERCEPT) .................. 980 984,781
Series 2019A, RB, 5.00%, 11/01/24
(HERBIP) ..................... 305 306,488
Series 2022A, RB, 5.00%, 11/01/24 (ST
INTERCEPT) .................. 475 477,318
Series A, RB, 5.00%, 11/01/24 (HERBIP) .. 370 371,805
Series B, RB, 5.00%, 11/01/24 (ST
INTERCEPT) .................. 110 110,537
3,830,099
Texas — 8.6%
Austin Community College District, Series 2021,
GO, 5.00%, 08/01/24 .............. 475 475,000
Austin Independent School District
Series A, GO, 4.00%, 08/01/24 (PSF) .... 125 125,000
Series 2020, GO, 5.00%, 08/01/24 (PSF) .. 1,230 1,230,000
Series A, GO, 5.00%, 08/01/24 (PSF) .... 55 55,000
Board of Regents of the University of Texas
System
Series 2016D, RB, 5.00%, 08/15/24 ..... 155 155,117
Series 2016E, RB, 5.00%, 08/15/24 ..... 175 175,132
Series 2016H, RB, 5.00%, 08/15/24 ..... 315 315,237
Series 2016J, RB, 5.00%,  08/15/24 ..... 275 275,207
Series 2017C, RB, 5.00%, 08/15/24 ..... 360 360,271
Central Texas Turnpike System
Series 2002A, RB, 0.00%, 08/15/24
(AMBAC)
(b)
.................... 565 564,285
Series 2002-A, RB, 0.00%, 08/15/24
(AMBAC)
(b)
.................... 90 89,875
Series C, RB, 5.00%, 08/15/24 ......... 125 125,072
City of Arlington, Series 2020A, GO,
5.00%, 08/15/24 ................. 205 205,155
City of Austin
Series 2013A, GO, 5.00%, 09/01/24 ..... 230 230,373
Series 2015, GO, 5.00%,  09/01/24 ...... 175 175,284
Series 2016, GO, 5.00%, 09/01/24 ...... 270 270,438
Series 2015A, RB, 5.00%, 11/15/24 ..... 420 422,276
Series 2015A, RB, 5.00%, 11/15/24 ..... 260 261,298
Series 2017, RB, 5.00%, 11/15/24 ...... 460 462,569
Series 2023, RB, 5.00%, 11/15/24 ...... 415 417,209
City of Carrollton, Series 2019, GO,
5.00%, 08/15/24 ................. 1,000 1,000,739
City of Dallas
Series 2015A, RB, 5.00%, 10/01/24 ..... 835 837,714
Series 2020C, RB, 5.00%,  10/01/24 ..... 390 391,268
Series 2021C, RB, 5.00%, 10/01/24 ..... 225 225,731
Series 2023A, RB, 5.00%, 10/01/24 ..... 125 125,406
City of El Paso, Series 2015, GO,
5.00%, 08/15/24 ................. 150 150,110
City of Houston
Series 2002C, RB, 5.00%, 11/15/24 ..... 260 261,422
Series 2014D, RB, 5.00%, 11/15/24 ..... 745 749,074
Series 2016B, RB, 5.00%, 11/15/24 ..... 280 281,531
Series 2017B, RB, 5.00%, 11/15/24 ..... 355 356,941

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Irving, Series 2020, GO,
5.00%, 09/15/24 ................. USD 150 $ 150,336
City of Pflugerville, Series 2016, GO,
5.00%, 08/01/24 ................. 60 60,000
City of Plano, Series 2015, GO,
5.00%, 09/01/24 ................. 50 50,081
City of Round Rock, Series 2015, GO,
5.00%, 08/15/24 ................. 110 110,078
City of San Antonio
Series 2019, GO, 5.00%, 08/01/24 ...... 265 265,000
Series 2021, GO, 5.00%, 08/01/24 ...... 735 735,000
County of Harris
Series 2018A, RB, 5.00%, 08/15/24 ..... 380 380,246
Series 2020A, GO, 5.00%, 10/01/24 ..... 1,855 1,861,062
Series 2022A, GO, 5.00%, 10/01/24 ..... 525 526,716
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/24 (PSF) ..... 80 80,000
Dallas Area Rapid Transit
Series 2014A, RB, 5.00%, 12/01/24 ..... 1,365 1,373,147
Series 2019, RB, 5.00%, 12/01/24 ...... 250 251,492
Series 2014A, RB, 5.00%, 12/01/32 ..... 2,500 2,517,014
Dallas Fort Worth International Airport
Series 2020B, RB, 5.00%, 11/01/24 ..... 375 376,744
Series 2021B, RB, 5.00%, 11/01/24 ..... 275 276,279
Series 2023B, RB, 5.00%, 11/01/24 ..... 300 301,396
Denton Independent School District, Series
2016, GO, 0.00%, 08/15/24 (PSF)
(b)
..... 200 199,754
Fort Bend Independent School District, Series
2019C, GO, 5.00%, 08/15/24 (PSF) ..... 105 105,076
Frisco Independent School District
Series 2014, GO, 5.00%, 08/15/24 (PSF) .. 95 95,071
Series 2017, GO, 5.00%, 08/15/24 (PSF) .. 65 65,049
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/24
(PSF)
(b)
...................... 150 149,811
Keller Independent School District, Series A,
GO, 5.00%, 08/15/24 (PSF) .......... 170 170,122
Klein Independent School District
Series 2015A, GO, 5.00%, 08/01/24 (PSF) 430 430,000
Series 2017, GO, 5.00%, 08/01/24 (PSF) .. 65 65,000
Laredo Independent School District, Series
2014, GO, 0.00%, 08/01/24 (PSF)
(b)
..... 150 150,000
Leander Independent School District
(b)
Series 2014D, GO, 0.00%, 08/15/24 (PSF) 125 124,839
Series 2014C, GO, 0.00%, 08/15/37 (PSF) 700 357,768
Series 2014C, GO, 0.00%, 08/15/47 (PSF) 10,000 2,854,394
Lewisville Independent School District
Series 2015, GO, 5.00%, 08/15/24 ...... 545 545,368
Series 2017, GO, 5.00%, 08/15/24 (PSF) .. 410 410,298
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2014, RB, 5.00%, 11/01/24 ...... 125 125,602
Series 2015B, RB, 5.00%, 11/01/24 ..... 100 100,481
Series 2016D, RB, 5.00%, 11/01/24 ..... 285 286,372
Series 2017A, RB, 5.00%, 11/01/24 ..... 240 241,155
Series 2017B, RB, 5.00%, 11/01/24 ..... 185 185,891
Series A, RB, 5.00%, 11/01/24 ......... 250 251,204
North Texas Municipal Water District Water
System, Series 2019, RB, 5.00%, 09/01/24 375 375,576
Northside Independent School District
Series 2010, GO, 5.00%, 08/01/24 (PSF) .. 370 370,000
Series 2017, GO, 5.00%, 08/15/24 (PSF) .. 375 375,279
Port Authority of Houston of Harris County
Texas, Series 2020A-2, GO, 5.00%, 10/01/24 100 100,317
Security
Par (000)
Par (000) Value
Texas (continued)
Round Rock Independent School District
Series 2016, GO, 5.00%, 08/01/24 (PSF) .. USD 30 $ 30,000
Series 2017, GO, 5.00%,  08/01/24 ...... 195 195,000
San Antonio Independent School District, Series
2022, GO, 5.00%, 08/15/24 (PSF) ...... 200 200,153
Spring Independent School District, Series
2017, GO, 5.00%, 08/15/24 (PSF) ...... 105 105,071
State of Texas
Series 2018B-3, GO, 5.00%, 08/01/24 .... 345 345,000
Series 2014A, GO, 5.00%, 10/01/24 ..... 980 983,199
Series 2015A, GO, 5.00%, 10/01/24 ..... 1,165 1,168,803
Series 2016, GO, 5.00%, 10/01/24 ...... 110 110,359
Series A, GO, 5.00%, 10/01/24 ........ 875 877,856
Series A, GO, 5.00%, 10/01/39 ........ 1,000 1,003,099
Texas Department of Transportation State
Highway Fund
Series 2015, RB, 5.00%, 10/01/24 ...... 670 672,142
Series 2016A, RB, 5.00%, 10/01/24 ..... 135 135,432
Texas State Technical College
Series 2022A, RB, 5.00%, 08/01/24 (AGM) 150 150,000
Series 2016, RB, 5.00%, 10/15/24 ...... 245 245,969
Texas Water Development Board
Series 2018, RB, 5.00%, 08/01/24 ...... 215 215,000
Series 2022, RB, 5.00%, 08/01/24 ...... 760 760,000
Series 2018B, RB, 5.00%, 10/15/24 ..... 495 497,042
Series 2021, RB, 5.00%, 10/15/24 ...... 100 100,412
Series A, RB, 5.00%, 10/15/24 ......... 280 281,155
Trinity River Authority Central Regional
Wastewater System
Series 2017, RB, 3.00%, 08/01/24 ...... 245 245,000
Series 2016, RB, 5.00%, 08/01/24 ...... 310 310,000
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/24 ................. 105 105,000
United Independent School District, Series
2014, GO, 5.00%, 08/15/24 (PSF) ...... 20 20,015
Ysleta Independent School District, Series
2014, GO, 5.00%, 08/15/24 (PSF) ...... 125 125,091
37,099,550
Utah — 0.0%
Central Utah Water Conservancy District,
Series 2017B, RB, 5.00%, 10/01/24 ..... 100 100,313
Vermont — 0.2%
State of Vermont, Series 2021A, GO,
5.00%, 08/15/24 ................. 1,000 1,000,754
Virginia — 2.6%
City of Chesapeake, Series 2017C, GO,
5.00%, 12/01/24 ................. 250 251,656
City of Hampton, Series 2022A, GO,
5.00%, 09/01/24 ................. 355 355,574
City of Newport News, Series 2017A, GO,
5.00%, 08/01/24 ................. 100 100,000
City of Norfolk
Series 2017, RB, 5.00%, 11/01/24 ...... 280 281,380
Series 2017A, GO, 5.00%, 09/01/35 (SAW) 150 150,250
Series 2017A, GO, 5.00%, 09/01/37 (SAW) 600 600,998
County of Arlington
Series 2020A, GO, 5.00%, 08/01/24 (SAW) 140 140,000
Series 2014B, GO, 5.00%, 08/15/24 (SAW) 85 85,065
Series 2018, GO, 5.00%, 08/15/24 ...... 125 125,096
Series A, GO, 5.00%, 08/15/24 ........ 75 75,058
County of Fairfax
Series 2019A, GO, 4.00%, 10/01/24 (SAW) 250 250,438

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2022A, GO, 4.00%, 10/01/24 (SAW) USD 75 $ 75,132
Series 2014B, GO, 5.00%, 10/01/24 (SAW) 780 782,649
Series 2015A, GO, 5.00%,  10/01/24 (SAW) 535 536,817
Series 2017A, GO, 5.00%, 10/01/24 (SAW) 295 296,002
County of Henrico, Series 2019, GO,
5.00%, 08/01/24 (SAW) ............ 50 50,000
County of Loudoun
Series 2016A, GO, 4.00%, 12/01/24 ..... 205 205,685
Series 2020A, GO, 5.00%, 12/01/24 (SAW) 1,000 1,006,624
County of Prince William, Series 2015, GO,
5.00%, 08/01/24 (SAW) ............ 260 260,000
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/24 ......... 175 175,000
Virginia College Building Authority
Series 2014A, RB, 5.00%, 09/01/24 (SAW) 50 50,085
Series B, RB, 5.00%, 09/01/24 (ST
INTERCEPT) .................. 370 370,627
Virginia Commonwealth Transportation Board,
Series 2016, RB, 5.00%, 09/15/24 ...... 150 150,363
Virginia Public Building Authority
Series 2012A, RB, 5.00%, 08/01/24 ..... 215 215,000
Series A, RB, 5.00%, 08/01/24 ......... 735 735,000
Series C, RB, 5.00%, 08/01/24 ......... 190 190,000
Virginia Public School Authority
Series 2014C, RB, 5.00%, 08/01/24 (ST
INTERCEPT) .................. 275 275,000
Series 2015A, RB, 5.00%, 08/01/24 (ST
INTERCEPT) .................. 795 795,000
Series 2016, RB, 5.00%, 08/01/24 (SAW) . 190 190,000
Series 2017B, RB, 5.00%, 08/01/24 (ST
INTERCEPT) .................. 205 205,000
Series 2019A, RB, 5.00%, 08/01/24 (ST
INTERCEPT) .................. 285 285,000
Series 2021A, RB, 5.00%, 08/01/24 (SAW) 185 185,000
Virginia Resources Authority
Series 2014A, RB, 5.00%, 11/01/24 ..... 55 55,285
Series 2014C, RB, 5.00%, 11/01/24 (MO) . 335 336,747
Series 2014D, RB, 5.00%, 11/01/24 ..... 75 75,389
Series 2015D, RB, 5.00%,  11/01/24 ..... 95 95,493
Series 2016A, RB, 5.00%, 11/01/24 (MO) . 165 165,860
Series 2016B, RB, 5.00%, 11/01/24 ..... 15 15,070
Series 2016C, RB, 5.00%, 11/01/24 ..... 365 366,893
Series 2018A, RB, 5.00%, 11/01/24 ..... 665 668,450
Series 2019B, RB, 5.00%, 11/01/24 ..... 100 100,519
Series 2021C, RB, 5.00%, 11/01/24 ..... 200 201,038
Virginia Resources Authority Clean Water
Revolving Fund, Series 2014B, RB,
5.00%, 10/01/24 ................. 200 200,687
11,730,930
Washington — 5.0%
Central Puget Sound Regional Transit Authority
Series 2015S-1, RB, 5.00%, 11/01/24 .... 625 628,135
Series 2016S-1, RB, 5.00%, 11/01/24 .... 170 170,853
Series 2021S-1, RB, 5.00%, 11/01/24 .... 435 437,182
City of Bellevue, Series 2015, GO,
5.00%, 12/01/24 ................. 200 201,294
City of Seattle
Series 2017, RB, 5.00%, 08/01/24 ...... 250 250,000
Series 2014, RB, 5.00%, 09/01/24 ...... 420 420,674
Series 2022, RB, 5.00%, 09/01/24 ...... 1,000 1,001,595
Series 2016C, RB, 5.00%, 10/01/24 ..... 125 125,404
Series 2017A, GO, 5.00%, 11/01/24 ..... 175 175,869
Series 2015, GO, 5.00%, 12/01/24 ...... 535 538,569
Series 2021A, GO, 5.00%, 12/01/24 ..... 90 90,600
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2023B, RB, VRDN (TD Bank NA
LOC), 4.05%, 07/31/24
(a)
........... USD 7,750 $ 7,750,000
City of Tacoma, Series 2018, RB,
5.00%, 12/01/24 ................. 100 100,630
Clark & Skamania Counties School District
No. 112-6 Washougal, Series 2015, GO,
5.00%, 12/01/24 (GTD) ............. 25 25,163
Clark County School District No. 37 Vancouver,
Series 2017, GO, 5.00%, 12/01/24 (GTD) . 200 201,274
County of King
Series 2014C, GO, 5.00%, 12/01/24 ..... 55 55,374
Series 2015E, GO, 5.00%, 12/01/24 ..... 70 70,476
Series 2024, RB, VRDN (Bank of America
NA SBPA), 3.85%, 07/31/24
(a)
....... 3,000 3,000,000
County of Snohomish, Series 2020A, GO,
5.00%, 12/01/24 ................. 105 105,697
County of Spokane
Series 2019B, GO, 5.00%, 12/01/24 ..... 265 266,670
Series 2021, GO, 5.00%, 12/01/24 ...... 150 150,945
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/24 (GTD) ............. 150 150,996
King County Rural Library District, Series 2012,
GO, 4.00%, 12/01/24 .............. 200 200,537
King County School District No. 210 Federal
Way, Series 2015, GO, 4.00%, 12/01/24
(GTD) ....................... 80 80,260
King County School District No. 403 Renton
Series 2017, GO, 4.00%, 12/01/24 (GTD) . 350 351,139
Series 2023, GO, 5.00%, 12/01/24 (GTD) . 80 80,523
King County School District No. 405 Bellevue
Series 2015, GO, 5.00%, 12/01/24 (GTD) . 200 201,274
King County School District No. 411 Issaquah
Series 2015, GO, 5.00%, 12/01/24 (GTD) . 160 161,035
Series 2017, GO, 5.00%, 12/01/24 (GTD) . 175 176,132
King County School District No. 414
Lake Washington, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 155 156,081
King County School District No. 415 Kent,
Series 2018, GO, 5.00%, 12/01/24 (GTD) . 125 125,767
Pierce County School District No. 10 Tacoma
Series 2012, GO, 5.00%, 12/01/24 (GTD) . 225 226,486
Series 2015, GO, 5.00%, 12/01/24 (GTD) . 165 166,090
Pierce County School District No. 320 Sumner,
Series 2016, GO, 5.00%, 12/01/24 (GTD) . 325 327,125
Pierce County School District No. 83 University
Place, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 230 231,504
Port of Tacoma, Series A, RB, 5.00%, 12/01/24 385 387,362
Snohomish County School District No. 103
Monroe, Series 2017, GO, 5.00%, 12/01/24
(GTD) ....................... 215 216,406
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 175 176,144
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 100 100,654
Snohomish County School District No. 6
Mukilteo, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 85 85,578
Spokane & Whitman Counties School
District No. 360 Cheney, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 150 150,981

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
State of Washington
Series 2016A-1, GO, 5.00%, 08/01/24 .... USD 520 $ 520,000
Series 2020A, GO, 5.00%, 08/01/24 ..... 310 310,000
Series R-2022E, RB, 5.00%, 09/01/24 .... 900 901,381
Series 2007E, GO, 0.00%, 12/01/24
(XLCA)
(b)
..................... 60 59,364
University of Washington, Series A, RB,
5.00%, 12/01/24 ................. 500 503,312
Washington State University
Series 2016, RB, 5.00%, 10/01/24 ...... 245 245,712
Series 2019, RB, 5.00%, 10/01/24 ...... 100 100,291
Whatcom County School District No. 503
Blaine, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 25 25,163
22,183,701
West Virginia — 0.4%
State of West Virginia
Series 1999A, GO, 0.00%, 11/01/24
(NPFGC)
(b)
.................... 140 138,857
Series 2018A, GO, 5.00%, 12/01/24 ..... 25 25,166
Series 2018B, GO, 5.00%,  12/01/24 ..... 350 352,321
Series 2021A, GO, 5.00%, 12/01/24 ..... 595 598,945
West Virginia Commissioner of Highways
Series 2017A, RB, 5.00%, 09/01/24 ..... 830 831,252
Series 2018A, RB, 5.00%, 09/01/24 ..... 135 135,204
2,081,745
Wisconsin — 0.7%
City of Madison, Series 2017A, GO,
4.00%, 10/01/24 ................. 445 445,720
Milwaukee Metropolitan Sewerage District
Series 2015A, GO, 4.00%, 10/01/24 ..... 95 95,138
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2017A, GO, 5.00%, 10/01/24 ..... USD 140 $ 140,433
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/01/24 ..... 410 411,992
Series 2016-2, GO, 5.00%, 11/01/24 ..... 420 422,041
Series 2017-2, GO, 5.00%, 11/01/24 ..... 1,900 1,909,233
3,424,557
Total Long-Term Investments — 112.8%
(Cost: $491,515,041) .............................. 491,180,682
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(c)(d)
......... 101,259 101,270
Total Short-Term Securities — 0.0%
(Cost: $101,270) ................................. 101,270
Total Investments — 112.8%
(Cost: $491,616,311 ) .............................. 491,281,952
Liabilities in Excess of Other Assets — (12.8)% ............ (55,595,559)
Net Assets — 100.0% ...............................
$ 435,686,393
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 493,644 $ — $ (392,406)
(a)
$ 46 $ (14) $ 101,270 101,259 $ 18,719 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 491,180,682 $ — $ 491,180,682
Short-Term Securities
Money Market Funds ...................................... 101,270 — — 101,270
$ 101,270 $ 491,180,682 $ — $ 491,281,952
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
VRDN Variable Rate Demand Notes